DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	AUDIOCODES LTD
Entity Central Index Key	0001086434
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	audc
Entity Common Stock, Shares Outstanding	37,975,803
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 15,219	$ 28,257
Short-term and restricted bank deposits	10,330	14,008
Short-term marketable securities and accrued interest	7,966	345
Trade receivables (net of allowance for doubtful accounts of $ 1,461 and $ 2,146 at December 31, 2011 and 2012, respectively)	24,413	30,923
Other receivables and prepaid expenses	5,653	4,477
Deferred tax assets, net	1,621	2,600
Inventories	16,797	20,415
Total current assets	81,999	101,025
LONG-TERM ASSETS:
Long-term and restricted bank deposits	9,251	9,120
Long-term marketable securities	15,762	23,823
Investment in an affiliated company	1,084	1,251
Deferred tax assets, net	3,565	2,600
Severance pay funds	15,772	15,410
Total long-term assets	45,434	52,204
PROPERTY AND EQUIPMENT, NET	3,619	3,368
INTANGIBLE ASSETS, NET	2,857	3,985
GOODWILL	32,095	32,095
Total assets	166,004	192,677
LIABILITIES AND EQUITY
Short-term loan and current maturities of long-term bank loans	8,436	10,243
Trade payables	6,817	12,362
Other payables and accrued expenses	15,062	18,102
Deferred revenues	5,086	5,235
Total current liabilities	35,401	45,942
LONG-TERM LIABILITIES:
Accrued severance pay	16,284	16,106
Senior convertible notes	353	353
Long-term banks loans	14,477	22,912
Deferred revenues and other liabilities	1,192	1,345
Total long-term liabilities	32,306	40,716
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2011 and 2012; Issued: 49,159,897 shares at December 31, 2011 and 49,332,510 shares at December 31, 2012; Outstanding: 40,562,784 shares at December 31, 2011 and 37,975,803 shares at December 31, 2012	112	119
Additional paid-in capital	197,653	196,021
Treasury stock at cost- 8,597,113 shares as of December 31, 2011 and 11,356,707 shares at December 31, 2012	(35,768)	(29,055)
Accumulated other comprehensive income (loss)	1,303	(240)
Accumulated deficit	(65,003)	(60,826)
Total equity	98,297	106,019
Total liabilities and equity	$ 166,004	$ 192,677

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts receivable (in dollars)	$ 2,146	$ 1,461
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	49,332,510	49,159,897
Ordinary shares, shares outstanding	37,975,803	40,562,784
Treasury stock, shares	11,356,707	8,597,113

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 103,651	$ 135,802	$ 132,662
Services	23,839	20,025	17,378
Total revenues	127,490	155,827	150,040
Cost of revenues:
Products	48,371	59,917	62,155
Services	5,923	4,228	3,983
Total cost of revenues	54,294	64,145	66,138
Gross profit	73,196	91,682	83,902
Operating expenses:
Research and development, net	28,677	32,150	30,189
Selling and marketing	40,040	43,248	35,024
General and administrative	8,214	9,028	8,252
Total operating expenses	76,931	84,426	73,465
Operating income (loss)	(3,735)	7,256	10,437
Financial income (expenses), net	453	423	(94)
Income (loss) before taxes on income	(3,282)	7,679	10,343
Income tax benefit (expense), net	(541)	(238)	1,885
Equity in losses of an affiliated company	(354)	(277)	(213)
Net income (loss)	(4,177)	7,164	12,015
Net loss attributable to non-controlling interest	0	0	111
Net income (loss) attributable to AudioCodes' shareholders	$ (4,177)	$ 7,164	$ 12,126
Basic and diluted net earnings (loss) per share attributable to AudioCodes shareholders (in dollars per share)	$ (0.11)	$ 0.17	$ 0.3

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (4,177)	$ 7,164	$ 12,126
Other comprehensive income (loss), net of tax - Unrealized gains (loss) on cash flow hedges	1,543	(1,062)	724
Total comprehensive income (loss)	$ (2,634)	$ 6,102	$ 12,850

STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Share Capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 125	$ 189,079	$ (25,057)	$ 98	$ (80,116)	$ (244)	$ 83,885
Issuance of shares upon exercise of options and employee stock purchase plan	3	2,553	0	0	0	0	2,556
Stock compensation related to options granted to employees	0	1,370	0	0	0	0	1,370
Acquisition of NSC non-controlling interest	0	(1,725)	0	0	0	355	(1,370)
Comprehensive income (loss), net:
Unrealized gain (loss) on foreign currency cash flow hedges	0	0	0	724	0	0	724
Net income (loss)	0	0	0	0	12,126	(111)	12,015
Balance at Dec. 31, 2010	128	191,277	(25,057)	822	(67,990)	0	99,180
Purchase of treasury stock	(11)	0	(3,998)	0	0	0	(4,009)
Issuance of shares upon exercise of options and employee stock purchase plan	2	1,703	0	0	0	0	1,705
Stock compensation related to options granted to employees	0	3,041	0	0	0	0	3,041
Comprehensive income (loss), net:
Unrealized gain (loss) on foreign currency cash flow hedges	0	0	0	(1,062)	0	0	(1,062)
Net income (loss)	0	0	0	0	7,164	0	7,164
Balance at Dec. 31, 2011	119	196,021	(29,055)	(240)	(60,826)	0	106,019
Purchase of treasury stock	(7)	0	(6,713)	0	0	0	(6,720)
Issuance of shares upon exercise of options and employee stock purchase plan	0	103	0	0	0	0	103
Stock compensation related to options granted to employees	0	1,529	0	0	0	0	1,529
Comprehensive income (loss), net:
Unrealized gain (loss) on foreign currency cash flow hedges	0	0	0	1,543	0	0	1,543
Net income (loss)	0	0	0	0	(4,177)	0	(4,177)
Balance at Dec. 31, 2012	$ 112	$ 197,653	$ (35,768)	$ 1,303	$ (65,003)	$ 0	$ 98,297

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (4,177)	$ 7,164	$ 12,015
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,883	3,239	4,359
Amortization of marketable securities premiums and accretion of discounts, net	436	416	0
Equity in losses of an affiliated company and interest on loans to an affiliated company	350	277	213
Stock-based compensation	1,529	2,323	1,370
Decrease (increase) in accrued interest on loans, marketable securities and bank deposits	4	(182)	(20)
Decrease (increase) in deferred tax assets, net	14	(652)	(2,321)
Decrease (increase) in trade receivables, net	6,510	(4,602)	(7,799)
Decrease (increase) in other receivables and prepaid expenses	127	(403)	(218)
Decrease (increase) in inventories	3,618	(4,136)	(3,963)
Increase (decrease) in trade payables	(5,545)	(1,157)	4,910
Increase (decrease) in other payables and accrued expenses and other liabilities	(3,054)	(5,464)	6,324
Increase in deferred revenues	485	1,978	1,851
Decrease in accrued severance pay, net	(184)	(86)	(319)
Net cash provided by (used in) operating activities	2,996	(1,285)	16,402
Cash flows from investing activities:
Net loans provided to affiliated company	(183)	(211)	0
Purchase of property and equipment	(2,006)	(1,579)	(1,569)
Purchase of marketable securities	0	(24,402)	0
Short-term and restricted bank deposits, net	3,678	(183)	77
Investment in long-term and restricted bank deposits	(131)	(9,120)	0
Net cash provided by (used in) investing activities	1,358	(35,495)	(1,492)
Cash flows from financing activities:
Purchase of treasury stock	(6,917)	(3,812)	0
Redemption of senior convertible notes	0	0	(50)
Proceeds from long-term bank loans	0	24,005	0
Repayment of long-term bank loans	(10,242)	(6,600)	(6,000)
Payment for acquisition of NSC non-controlling interest	(336)	(278)	(74)
Proceeds from issuance of shares upon exercise of options, warrants and employee stock purchase plan	103	1,411	2,556
Net cash provided by (used in) financing activities	(17,392)	14,726	(3,568)
Increase (decrease) in cash and cash equivalents	(13,038)	(22,054)	11,342
Cash and cash equivalents at the beginning of the year	28,257	50,311	38,969
Cash and cash equivalents at the end of the year	15,219	28,257	50,311
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	313	848	261
Cash paid during the year for interest	789	356	317
Supplemental disclosures of non cash operational, financing and investing activities
Net change in gain (loss) on foreign currency cash flow hedges	1,543	(1,062)	724
Total commitment for future payments for NSC acquisition which reduced the Company's equity	0	0	1,296
Total commitment in respect of treasury stock purchasing	0	197	0
Conversion of employees stock purchase plan liability to equity upon issuance of shares	$ 0	$ 294	$ 0

GENERAL	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Operations [Text Block]
NOTE 1:-	GENERAL

a.	Business overview:

AudioCodes Ltd. ("the Company") and its subsidiaries (together the "Group") design, develop and market products and services for voice, data and video over IP networks to service providers and channels (such as distributors), OEMs, network equipment providers and systems integrators.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America and Israel.

b.	Acquisition of Natural Speech Communication Ltd. (“NSC”):

Through December 31, 2009, the Company had invested an aggregate of $ 8,418 in NSC, a privately-held company engaged in speech recognition. As of December 31, 2009, the Company owned 59.7% of the outstanding share capital of NSC, which has been consolidated into the financial results of the Company since December 2008.

In January 2010, the Company entered into an agreement to acquire all of the outstanding equity of NSC that it did not own as of December 31, 2009. The closing of the transaction occurred in May 2010. Pursuant to the agreement, the Company purchased the remaining 40.3% of the shares from NSC's non-controlling shareholders for a maximum total consideration of $ 1,733, which includes payments to employees, who were also former NSC's shareholders, that exceeded the fair value of NSC's shares. As a result, the payments in excess of fair value were treated as employee related expenses. The payment of the total consideration can be made, at the Company's option, in any combination of cash and the Company's shares. In accordance with the agreement, $ 224, $ 278 and $ 336 were paid in cash in the years ended December 31, 2010, 2011 and 2012 respectively. An additional amount of $ 395 was paid in March 2013. Additional earn-out consideration of up to $ 500 is payable in 2013, since certain aggregate revenue milestones were met for the years ended December 31, 2010, 2011 and 2012. The obligation to pay the consideration to the former NSC shareholders was recorded in the balance sheet as a liability.

The liability recorded was comprised of two components: (1) The contingent payments for which the Company recorded a contingent consideration liability of $ 329 based on its estimated fair value as of the closing of the transaction. This amount was estimated by utilizing an income approach, taking into account the potential cash payments based on the Company's expectation as to NSC's future revenues in each of the years ended December 31, 2010, 2011 and 2012, and was discounted to arrive at a present value amount.

The discount rate was based on the market interest rate and NSC's estimated operational capitalization rate. The contingent consideration liability was marked to market at fair value at each reporting date based on the Company's policy with subsequent changes in the value of the liability recorded in finance expenses in the statement of operations, while changes due to changes in estimates were recorded within operating income or expenses and (2) A liability with respect to the commitment for future payments was recorded at present value which amounted to $ 967. Such obligation is not re-measured at subsequent periods and would only be adjusted for changes in time value. As this was an equity transaction between

AudioCodes and NSC's non-controlling shareholders, the Company reduced its equity by $ 1,370 for the excess costs over book value related to the non-controlling interest in NSC, as required in accordance with Accounting Standards Codification (“ASC”) 810, "Consolidation".

As of December 31, 2011 and 2012, the contingent consideration liability estimated fair value amounted to $ 412 and $ 115, respectively, and the liability with respect to the commitment for future payments amounted to $ 707 and $ 391, respectively. Of the total liability, as of December 31, 2011, an aggregate amount equal to $ 787 was classified as a long-term liability, while as of December 31, 2012, the total liability was classified as a short-term liability.

c.	The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components at comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results of the Group and its financial position.

d.	The Group's major customer in the years ended December 31, 2010, 2011 and 2012, accounted for 10%, 14.4% and 13.7% of the Group's revenues in those years, respectively. No other customer accounted for more than 10% of the Group's revenues in those periods.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories, intangible assets, goodwill, income taxes and valuation allowance, stock-based compensation and contingent liabilities. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars (“dollars”):

A majority of the Group's revenues is generated in dollars. In addition, most of the Group's costs are denominated and determined in dollars and in new Israeli shekels. The Company's management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

The Group accounts for non-controlling interest in a subsidiary in accordance with ASC 810, "Consolidation". According to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or gain or loss resulting from dilution in the holdings of a subsidiary. ASC 810 clarifies that losses of partially-owned consolidated subsidiaries will continue to be allocated to the non-controlling interest even when the investment has already been reduced to zero.

According to the Company's policy, contingent consideration related to the acquisition of non-controlling interests is presented at fair value in subsequent periods and changes in fair value of the liability will be recorded as financial income/expense.

d.	Cash equivalents:

Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.

e.	Short-term and restricted bank deposits:

Short-term and restricted bank deposits are deposits with maturities of more than three months but less than one year. The deposits are mainly in dollars and bear interest at an average rate of 1.50% and 0.81% for 2011 and 2012, respectively. Short-term and restricted deposits are presented at their cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

In connection with the long-term bank loans and their related covenants, the Company is required to maintain compensating balances with the banks and to maintain deposits in the same banks that provided the loans (see Note 11). In addition, the Company maintains restricted deposits in connection with foreign exchange transactions and in connection with the office lease agreement (see Note 12a). Out of the short term and restricted bank deposits, a total of $ 12,934 and $ 10,330 are restricted short-term deposits as of December 31, 2011 and 2012, respectively.

f.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments-Debt and Equity Securities".

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. For the year ended December 31, 2012, all securities are classified as held-to-maturity since the Company has the intent and ability to hold the securities to maturity and, accordingly, debt securities are stated at amortized cost.

The amortized cost of held-to-maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity and any other than temporary impairment losses. Such amortization and interest are included in the consolidated statement of operations as financial income or expenses, as appropriate.

For the years ended December 31, 2011 and 2012, no other than temporary impairment losses have been identified. During the year ended December 31, 2010, the Group did not hold any marketable securities.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials - using the "weighted average cost" method.

Finished products - using the "weighted average cost" method with the addition of direct manufacturing costs.

The Group periodically evaluates the quantities on hand relative to current and historical selling prices, historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of products lines and for market prices lower than cost.

h.	Long-term and restricted bank deposits:

Bank deposits with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest is included in other receivables and prepaid expenses. The deposits are in dollars and bear interest at an average rate of 2.52% and 2.54% for 2011 and 2012, respectively. In connection with the long term bank loans, the Company is required to maintain compensating balances with the banks (see Note 11). Out of the total long-term bank deposits, a total of $ 8,820 and $ 9,251 are restricted long-term deposits as of December 31, 2011 and 2012, respectively. The Company is required to maintain deposits in the same banks that provided the loans.

i.	Investment in an affiliated company:

The Company accounts for investment in affiliated company in which it has the ability to exercise significant influence over the operating and financial policies using the equity method of accounting in accordance with the requirements of ASC 323, "Investments - Equity Method and Joint Ventures".

Investment in affiliated company represents investment in ordinary shares, preferred shares, convertible loans and non-convertible loans. According to ASC 323, additional losses of such company in excess of the carrying amount of the equity investment are recognized based on the seniority level (priority in liquidation) of the particular type of investment held by the Company.

The Company's investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable in accordance with ASC 323. During the years ended December 31, 2010, 2011 and 2012, no impairment losses had been identified.

j.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

k.	Impairment of long-lived assets:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement", whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset if such assets are considered to be impaired. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups). The loss is allocated to the long-lived assets of the Group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the Group will not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable. During the years ended December 31, 2010, 2011 and 2012, no impairment losses had been identified for property and equipment since the fair value of those assets (asset groups) was higher than its carrying amounts.

Intangible assets are comprised of acquired technology, customer relations, trade names and existing contracts for maintenance.

Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from one to ten years. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During the years ended December 31, 2010, 2011 and 2012, no impairment losses were identified.

l.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Group performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Group operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Group measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Group believes that the adoption of this guidance did not have a material impact on its consolidated financial statements.

In July 2012, the FASB issued Accounting Standard Update 2012-02, "Intangibles - Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment", which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. The Company adopted the guidance however was not required to use it.

For each of the three years in the period ended December 31, 2012, the Group performed an annual impairment analysis, using market capitalization, and no impairment losses have been identified.

m.	Revenue recognition:

The Group generates its revenues primarily from the sale of products through a direct sales force and sales representatives. The Group's products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators and distributors in the telecommunications and networking industries, all of whom are considered end-users.

Revenues from products and services are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition", when the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Group has no remaining obligation to customers after the date on which products are delivered other than pursuant to warranty obligations and right of return.

In a multiple element arrangement, ASU No. 2009-13, Topic 605 – "Multiple-Deliverable Revenue Arrangements" requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.

The selling price for a deliverable is based on its vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Group then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices fall within a narrow range based on stand-alone rates. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Group's products contain a significant element of proprietary technology and its solutions offer substantially different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Group is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Group is not typically able to determine TPE. The ESP is established considering multiple factors including, but not limited to, pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, competitors' pricing strategies, and industry technology lifecycles. The selling price of the products and professional services was based on ESP. Maintenance selling price was based on VSOE.

The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services or subject to customer-specific return or refund privileges. The Group evaluates each deliverable in an arrangement to determine whether they represent separate units of accounting.

Prior to 2011, the Group allocated revenue to each element using the residual method when the VSOE of fair value of the undelivered items for arrangements with multiple elements, such as sales of products that include services and software, exists. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of one or more undelivered items did not exist, revenue from the entire arrangement was deferred and recognized at the earlier of: (i) delivery of those elements or (ii) when fair value could be established unless maintenance was the only undelivered element, in which case, the entire arrangement fee was recognized ratably over the contractual support period.

ASU 2009-13 did not have a significant impact on the Group's net revenues for the years ended December 31, 2011 and 2012, compared to the net revenues that would have been recorded under the previous accounting rules.

The Group grants to certain customers a right of return or the ability to exchange a specific percentage of the total price paid for products they have purchased over a limited period for other products. The Group maintains a provision for product returns and exchanges and other incentives based on its experience with historical sales returns, analysis of credit memo data and other known factors, in accordance with SAB 104. The provision was deducted from revenues and amounted to $ 823 and $ 1,232 as of December 31, 2011 and 2012, respectively.

Revenues from the sale of products which were not yet determined to be final sales due to acceptance provisions are deferred and included in deferred revenues. In cases where collectability is not probable, revenues are deferred and recognized upon collection.

n.	Warranty costs:

The Group generally provides a warranty period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2011 and 2012, the provision for warranty amounted to $ 707 and $ 497, respectively.

o.	Research and development costs:

Research and development costs, net of government grants received, are charged to the statement of operations as incurred. The total government grants presented as a reduction from research and development costs during the years ended December 31, 2010, 2011 and 2012 were $ 3,912, $ 2,776 and $ 2,729, respectively.

p.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Group accrues interest and penalties, if any, related to unrecognized tax benefits in tax expenses.

q.	Comprehensive income (loss):

The Group accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Group determined that its items of comprehensive income (loss) relate to gains and losses on hedging derivatives instruments.

The Group presents total comprehensive income (loss) in accordance with ASU 2011-05, Topic 220. "Presentation of Comprehensive Income" and ASU 2011-12, Topic 220 - Comprehensive Income. ASU 2011-05 requires an entity to present, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Group chose to present the components of net income and other comprehensive income in two separate but consecutive statements.

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables and foreign currency derivative contracts.

The majority of the Group's cash and cash equivalents and bank deposits are invested in dollar instruments with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in debentures of U.S corporations. Marketable securities consist of highly liquid debt instruments of corporations with high credit standing. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, the Far East, Israel and Europe. However, under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments. Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts based upon a specific review.

s.	Senior convertible notes:

The Company accounts for senior convertible notes in accordance with ASC 470-20, "Debt with Conversion and Other Options". ASC 470-20 specifies that issuers of such instruments should separately account for the liability and equity components on the issuance day in a manner that will reflect the entity's nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods. See also Note 10.

The Company presents the outstanding principal amount of its senior convertible notes as a long-term liability, in accordance with ASC 210-10-45 (based on its expected redemption, taking into consideration redemption options of the holders). The debt is classified as a long-term liability until the date of conversion on which it would be reclassified to equity, or within one year of the first contractual redemption date, on which it would be reclassified as a short-term liability. Accrued interest on the senior convertible notes is included in "other payables and accrued expenses".

According to ASC 470-20, if an instrument within its scope is repurchased, an issuer shall allocate the consideration transferred and related transaction costs incurred, to the extinguishment of the liability component and the reacquisition of the equity component. See also Note 10.

t.	Basic and diluted net earnings (loss) per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Senior convertible notes and certain outstanding stock options, restricted share units ("RSUs") and warrants have been excluded from the calculation of the diluted net income per ordinary share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the senior convertible notes and outstanding options, RSUs and warrants that have been excluded from the calculations of diluted net income per share was 3,848,284, 2,727,374 and 4,072,517 for the years ended December 31, 2010, 2011 and 2012, respectively.

u.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. Accordingly, the Company uses option valuation models to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2010, 2011 and 2012, was $ 1.96, $ 2.69 and $ 1.35 per share, respectively, using the Black-Scholes option pricing formula. Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0%	0%
Expected volatility	48.68%-53.2%	53.5%-59.6%	56.6%-61.5%
Risk-free interest	1.02%-2.46%	0.8%-2.04%	0.54%-1.04%
Expected life	4.67-5.69 years	4.67-5.69 years	4.79-5.70 years
Forfeiture rate	10.0%	10.0%	5.5%

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company's exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts and may be subject to substantial change in the future. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The total equity-based compensation expenses relating to all of the Company's equity-based awards recognized for the years ended December 31, 2010, 2011 and 2012 were included in items of the consolidated statements of income as follows:

	Year ended December 31,
	2010		2011	2012

Cost of revenues	$62		$130	$61
Research and development expenses, net	393		526	430
Selling and marketing expenses	1,180		964	437
General and administrative expenses	453		703	601

Total equity-based compensation expenses	$2,088	*)	$2,323	$1,529

*)	Also includes equity-based compensation that was classified as a liability.

v.	Treasury stock:

The Company has repurchased its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. See also Note 13a.

w.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than one year period, are entitled to one month's salary for each year of employment, or a portion thereof. The Group's liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

Since March 2011, the Company's agreements with new employees in Israel are under Section 14 of the Severance Pay Law, 1963. The Company's contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Company to the employee. Further, the related obligations and amounts deposited on behalf of the employee for such obligations are not stated on the balance sheet, as the Company is legally released from the obligations to employees once the deposit amounts have been paid.

Severance pay expenses for the years ended December 31, 2010, 2011 and 2012, amounted to $ 1,733, $ 2,162 and $ 1,850, respectively.

x.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the U.S. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $ 16.5 and $ 17 during the years ended December 31, 2011 and 2012, respectively, plus a catch-up contribution of $ 5.5 for participants age 50 or over. The group matches 50% of employees contributions, up to a maximum of 6% of the employees annual pay. In the years ended December 31, 2010, 2011 and 2012, the Group matched contributions in the amount of $ 240, $ 301 and $ 276, respectively.

y.	Advertising expenses:

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 374, $ 442 and $ 329, respectively.

z.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables, other receivables and other payables approximate their fair value due to the short-term maturity of such instruments. The fair value of long-term bank loans and senior convertible loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of foreign currency contracts is estimated by obtaining current quotes from banks and market observable data of similar instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2	-	Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3	-	Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 8.

aa.	Derivatives and hedging:

The Group accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging".

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in fair value of such instruments are included as earnings in "Financial income (expenses)" at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings and classified as financial income or expenses. To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

During the year ended December 31, 2011, the Group recorded accumulated other comprehensive loss in the amount of $ 1,062 from its forward exchange contracts with respect to payroll and rent expenses expected to be incurred during the year ended December 31, 2012. Such amount was reclassified into earnings during the year ended December 31, 2012.

During the year ended December 31, 2012, the Group recorded accumulated other comprehensive income in the amount of $ 1,543 from its forward and options collar (cylinder) contracts with respect to payroll expenses expected to be incurred during the year ending December 31, 2013. Such amount will be reclassified into earnings during the year ending December 31, 2013. See also Note 18.

ab.	Impact of recently issued accounting pronouncements:

In February 2013, the FASB issued ASU. 2013-02, Topic 350, "Comprehensive Income", which amends Topic 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.

MARKETABLE SECURITIES AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2012
Marketable Securities and Accrued Interest [Abstract]
Marketable Securities and Accrued Interest Disclosure [Text Block]
NOTE 3:-	MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of held to maturity marketable securities:

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate debentures - Maturing between one to three Years	$23,823	$46	$(736)	$23,133
Accrued interest	345	-	-	345

	$24,168	$46	$(736)	$23,478

	December 31, 2012

	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:
Maturing within one year	$7,625	$62	$7,687
Maturing between one to two years	15,762	299	16,061
Accrued interest	341	-	341

	$23,728	$361	$24,089

These investments were issued by highly rated corporations. Accordingly, it was expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. As of December 31, 2011 and 2012, the Group did not have any investment in marketable securities that was in an unrealized loss position for a period of twelve months or greater. Since the Company had the ability and intent to hold these investments until an anticipated recovery of fair value, which may be until maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2011 and 2012. Unrealized gains (losses) are valued using alternative pricing sources and models utilizing observable market inputs.

INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	December 31,
	2011	2012

Raw materials	$8,871	$7,684
Finished products	11,544	9,113

	$20,415	$16,797

In the years ended December 31, 2010, 2011 and 2012, the Group wrote-off inventories in a total amount of $ 1,113, $ 644 and $ 2,306, respectively.

INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE 5:-	INVESTMENT IN AN AFFILIATED COMPANY

As of December 31, 2011 and 2012, the Company owned 26.6% and 26.4%, respectively, of MailVision's outstanding share capital.

	December 31,
	2011	2012

Invested in equity	$1,655	$1,655
Convertible and non-convertible loans	211	398
Accumulated net loss	(615)	(969)

Total investment	$1,251	$1,084

Balances and transactions with MailVision were as follows:

a.	Balances:

	December 31,
	2011	2012

Other receivables and prepaid expenses	$116	$-
Other payables and accrued expenses	$-	$492

b.	Transactions:

	Year ended December 31,
	2011	2012	2012

Amounts charged - cost of revenues	$417	$2,164	$1,414

As described in Note 19, in April 2013, the Company entered into an asset purchase agreement with MailVision.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6:-	PROPERTY AND EQUIPMENT

	December 31,
	2011	2012
Cost:

Computers and peripheral equipment	$21,844	$23,463
Office furniture and equipment	10,299	10,652
Leasehold improvements	2,302	2,336

	34,445	36,451
Accumulated depreciation:

Computers and peripheral equipment	20,305	21,556
Office furniture and equipment	9,169	9,473
Leasehold improvements	1,603	1,803

	31,077	32,832

Depreciated cost	$3,368	$3,619

Depreciation expenses amounted to $ 2,822, $ 1,914 and $ 1,755 for the years ended December 31, 2010, 2011 and 2012, respectively.

INTANGIBLE ASSETS, DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 7:-	INTANGIBLE ASSETS, DEFERRED CHARGES

		Useful life	December 31,
		(years)	2011	2012
a.	Impaired Cost:

	Acquired technology	5-10	$15,517	$15,517
	Customer relationship	9	4,172	4,172
	Trade name	3	415	415
	Existing contracts for maintenance	3	181	181

			20,285	20,285
	Accumulated amortization:

	Acquired technology		12,575	13,399
	Customer relationship		3,129	3,433
	Trade name		415	415
	Existing contracts for maintenance		181	181

			16,300	17,428

	Amortized cost		$3,985	$2,857

b.	Amortization expenses related to intangible assets amounted to $ 1,537, $ 1,325 and $ 1,128 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	Expected amortization expenses are as follows:

Year ending December 31,
2013	$930
2014	$872
2015	$696
2016	$359

$2,857

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 8:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Group measures its foreign currency derivative instruments and the contingent consideration to NSC's former shareholders at fair value. Foreign currency derivative contracts are classified within Level 2 value hierarchy. This is because these instruments are valued using alternative pricing sources and models utilizing market observable inputs. The contingent consideration to NSC's former shareholders is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 2	Level 3	Total

Foreign currency derivative contracts	$(361)	$-	$(361)
Contingent consideration related to NSC's former shareholders	-	(412)	(412)

Total financial liabilities	$(361)	$(412)	$(773)

	December 31, 2012
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$1,303	$-	$1,303

Foreign currency derivative contracts	$(362)	-	$(362)
Contingent consideration related to NSC's former shareholders	-	(115)	(115)

Total Financial liability	$(362)	$(115)	$(477)

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2012	$(412)
Adjustments due to change in estimates	364
Adjustment due to time change value	(67)

Balance at December 31, 2012	$(115)

OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2011	2012

Vacation accrual	$3,030	$2,476
Royalties provision	517	420
Other employees and payroll accruals	3,879	3,542
Government authorities	574	385
Accrued expenses	9,596	7,877
Others	506	362

	$18,102	$15,062

SENIOR CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2012
Senior Convertible Notes Disclosure [Abstract]
Senior Convertible Notes Disclosure [Text Block]
NOTE 10:-	SENIOR CONVERTIBLE NOTES

In November 2004, the Company issued an aggregate of $ 125,000 principal amount of its 2% Senior Convertible Notes due November 9, 2024 ("the Notes"). The Company is obligated to pay interest on the Notes semi-annually on May 9 and November 9 of each year.

The Notes are convertible, at the option of the holders, at any time before the maturity date, into ordinary shares of the Company at a conversion rate of 53.4474 ordinary shares per $ 1 principal amount of Notes, representing a conversion price of approximately $ 18.71 per share. Upon such conversion in lieu of the delivering of ordinary shares, the Company may elect to pay the holders cash or a combination of cash and ordinary shares. The Notes are subject to redemption at any time on or after November 9, 2009, in whole or in part, at the option of the Company, at a redemption price of 100% of the principal amount plus accrued and unpaid interest. The Notes are subject to repurchase, at the holders' option, on November 9, 2009, November 9, 2014 or November 9, 2019, at a repurchase price equal to 100% of the principal amount plus accrued and unpaid interest, if any, on such repurchase date. The Company may choose to settle in cash upon conversion. The holders of almost all of the principal amount of the Notes outstanding in November, 2009 elected to have the Company repurchase the Notes held by them.

During the year ended December 31, 2010, the Company repurchased $ 50, in principal amount of the Notes for a total cost, including accrued interest, of $ 50. As of December 31, 2011 and 2012, there was $ 353 in principal amount of the Notes outstanding. The effective interest rate for the years ended December 31, 2010, 2011 and 2012 amounted to 2% per year.

LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 11:-	LONG-TERM BANK LOANS

In April and July 2008, the Company entered into loan agreements with Israeli commercial banks that provided for loans in the total principal amount of $ 30,000 ("the 2008 Loans"). The 2008 Loans bear interest at LIBOR plus 1.3%-1.5% with respect to $ 23,000 of the principal amount of the 2008 Loans and LIBOR plus 0.5%-0.65% with respect to the remaining $ 7,000 of principal amount of the 2008 Loans. The principal amount is repayable in 20 equal quarterly payments through July 2013.

In September and December 2011, the Company entered into loan agreements with Israeli commercial banks that provided for loans in the total principal amount of $ 23,750 ("the 2011 Loans"). The 2011 Loans bear interest at LIBOR plus 2.1%-4.35% with respect to $ 19,850 of the principal amount of the 2011 Loans. The remaining $ 3,900 of principal amount of the 2011 Loans was required to be maintained as a compensating bank deposit that decreases as the loans are repaid. This portion of the 2011 Loans bear interest at 0.5% above the interest rate paid on the bank deposit. Of these 2011 Loans, $ 19,850 of the principal amount is repayable in 20 equal quarterly installments and the remaining $3,900 of principal amount is repayable in 10 equal semiannual payments through September 2017.

As of December 31, 2011 and 2012, the banks have a lien on the Company's assets that secures both the 2008 and the 2011 Loans. As of December 31, 2011 and 2012, the Company is required to maintain a total of $ 16,450 and $ 13,456, respectively, in compensating balances with the banks, to secure the 2008 and the 2011 Loans. As of December 31, 2011 and 2012, the compensating balances are included in $ 7,630 and $ 4,205 of short-term and restricted bank deposits and $ 8,820 and $ 9,251 of long-term and restricted bank deposits, respectively. The amount of the compensation balances are allowed to be decreased as the Company repays these loans. The agreements with respect to the 2008 and the 2011 Loans require the Company, among other things, to meet certain financial covenants as to maintaining shareholders' equity, cash balances and liabilities to banks at specified levels and achieving certain levels of operating income.

As of December 31, 2012, the Company was in compliance with its covenants to the banks except for the requirement to achieve certain minimum operating income. The Company received waivers from the banks with respect to these covenants until December 31, 2013, subject to compliance with revised financial covenants in 2012 and 2013, an increase in the interest rate with respect to one of the loans and an increase in required compensating balances. As of December 31, 2012, the Company was in compliance with the revised financial covenants and also expects to be in compliance with these covenants by the end of the waiver period.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Group's facilities are rented under several lease agreements in Israel, Europe and the U.S. for periods ending in 2017.

Future minimum rental commitments under non-cancelable operating leases, are as follows:

Year ending December 31,

2013	$5,375
2014	5,231
2015	4,991
2016	5,179
2017	4,748

Total minimum lease payments *)	$25,524

*)	Minimum payments have been reduced by minimum sublease rental of $ 1,399 due in the future under non-cancelable subleases.

In connection with the Company's offices lease agreement in Israel, the lessor has a lien of approximately $ 5,000 which is included in short-term and restricted bank deposits.

Rent expenses for the years ended December 31, 2010, 2011 and 2012, were approximately $ 4,790, $ 5,327 and $ 5,745, respectively.

b.	Inventory purchase commitments:

The Group is obligated under certain agreements with its suppliers to purchase specified items of excess inventory which is expected to be utilized in 2013. As of December 31, 2012, non- cancelable obligations were approximately $ 1,174.

c.	Royalty commitment to the Office of the Chief Scientist in Israel ("OCS"):

Under the research and development agreements of the Company and its Israeli subsidiaries with the OCS and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3%-5% of sales to the end customer of products developed with funds provided by the OCS, up to an amount equal to 100% of the OCS research and development grants received, linked to the dollar plus interest on the unpaid amount received based on the 12-month LIBOR rate (from the year the file has been approved) applicable to dollar deposits. The Company is obligated to repay the Israeli Government for the grants received only to the extent that there are sales of the funded products.

The place of manufacturing of a product that was developed with the support of the OCS, or based on know-how developed with the support of the OCS, shall be according to the supported company's declaration in the application for support (including manufacturing abroad). In case a company wishes to transfer manufacturing activity abroad, additional to its statement in the application for support, it will be required to receive approval from the OCS research committee. The committee is entitled to increase both the royalty liability and the rate of the royalty payments. The increased repayment is calculated according to the percentage of the manufacturing activities that are intended to be carried out outside Israel, and can reach up to 300% of the original sum. When the manufacturing of the product is being done outside of Israel, the Company is required to pay an increased royalty rate of an additional 1% (instead of paying 3%-5%, the Company would pay 4%-6%).

As of December 31, 2011 and 2012, the Company and its Israeli subsidiaries have a contingent obligation to pay royalties in the amount of approximately $ 24,062 and $ 29,413, respectively.

As of December 31, 2011 and 2012, the Company and its Israeli subsidiaries have paid or accrued royalties to the OCS in the amount of $1,475 and $ 1,810, respectively. which were recorded in cost of revenues.

d.	Royalty commitments to third parties:

The Group has entered into technology licensing fee agreements with third parties. Under the agreements, the Group agreed to pay the third parties royalties, based on sales of relevant products. See also Note 9.

e.	Legal proceedings:

1.	The Group's major customer in 2008 and 2009 filed an action asserting that the Group received approximately $ 3.2 million in payments from them during the ninety day period prior to their bankruptcy filing in January 2009 that constitute avoidable preferential transfers. The parties have settled the matter pursuant to the Stipulation of Settlement of Avoidance Claims and Recoupment of Claims ("the Stipulation"). Under the Stipulation, the Company paid $ 20 to the customer and all claims by the parties have been released and withdrawn. In July 2012, the Court entered an order approving the Stipulation and the adversary proceeding was closed on August 1, 2012.

2.	In May 2007, the Company entered into an agreement with respect to property adjacent to its headquarters in Israel, pursuant to which a building of approximately 145,000 square feet has been erected and was expected to be leased to the Company for a period of eleven years. This new building was substantially completed in May 2010. The landlord claimed that the Company should have taken delivery of the building at that time and started paying rent. The Company disagreed with the landlord's interpretation of the relevant agreement. As a result, the landlord terminated the agreement and leased the property to a third party. This dispute has been referred to arbitration where the Company claims that due to the landlord's failure the Company lost significant potential revenues. The landlord counterclaimed alleging that it sustained losses equal to approximately one year's rent and management fees in the aggregate amount of approximately NIS 14 million (approximately $ 3,750). The Company believes that it has valid defenses to the counterclaim and a provision is not required.

3.	In September 2011, an action was commenced against the Company's subsidiary, AudioCodes Inc. and numerous other defendants, in Federal Court in Delaware alleging that AudioCodes Inc. and the other defendants, infringed the plaintiff's intellectual property rights in five patents. The claims made in this action are being defended by AudioCodes Inc. The Court granted the defendants’ motion for summary judgment of invalidity on one of the patents, dismissing all claims of infringement based on this patent. Plaintiff continues to maintain its action against AudioCodes Inc. and certain other defendants based on alleged infringement of four other patents that were not dismissed from the action. Preliminary discovery has begun, but it is not possible to predict the outcome of this proceeding. The Company believes it has valid defenses to the claims and a provision is not required.

4.	In November 2011, an action was commenced against AudioCodes Inc., in Federal Court in Texas alleging that AudioCodes Inc. infringed the plaintiff's intellectual property rights in one patent. All claims asserted in this action were dismissed without prejudice by the court on May 15, 2012.

5.	In January 2013, one of the Company’s former senior executives sent a letter of demand claiming an amount of approximately $ 1,000 relating to his termination of employment. The Company has denied all of his allegations and believes that it has valid defenses to this claim.

6.	In February 2013, a patent infringement action was commenced against AudioCodes Inc. and other defendants, in Federal Court in California alleging that AudioCodes Inc. infringed the plaintiff’s intellectual property rights in one patent. One of the other defendants is a customer of the Company that has informed that it believes it is entitled to indemnification from the Company with respect to this litigation. The proceedings are at an early stage and it is not possible at this time to predict their outcome. The Company believes it has valid defenses against the claims.

EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 13:-	EQUITY

a.	Treasury stock:

In October 2011, the Company's Board of Directors approved a share repurchase plan pursuant to which the Company was authorized to purchase up to 4,000,000 of its outstanding ordinary shares. During the year ended December 31, 2011 and 2012, the Company purchased 1,204,757 and 2,759,594 of its outstanding ordinary shares under this share repurchase plan, at a weighted average price per share of $ 3.33 and $ 2.44, respectively. As of October 2012, the authorized stock repurchase program was completed.

b.	Warrants issued to nonemployees:

During the years ended December 31, 2010, 2011 and 2012, the Company granted warrants to purchase 25,000, 2,500 and 4,000 shares at a weighted average exercise price of $ 2.92, $ 3.57 and $ 3.89 per share, respectively, in each case expiring seven years from the date of grant. The Company recorded immaterial compensation expenses with respect to the grants of these warrants in accordance with ASC 505. During the year ended December 31, 2010, 5,000 warrants were exercised and during the year ended December 31, 2012, 10,000 warrants were forfeited. As of December 31, 2011 and 2012, 32,500 and 26,500 warrants issued to consultants are outstanding, out of which 17,500 and 22,500 warrants are exercisable, respectively.

c.	Employee Stock Purchase Plan:

In May 2001, the Company's Board of Directors adopted the Employee Stock Purchase Plan ("ESPP" or "the Purchase Plan"), which was amended, in July 2007. The Purchase Plan, as amended, provides for the issuance of up to 6,500,000 ordinary shares. As of December 31, 2011, 1,761,317 shares were available for future issuance under the Purchase Plan. Eligible employees can have up to 10% of their wages, up to certain maximums, used to purchase ordinary shares. The Purchase Plan is implemented with purchases every six months. The price of the ordinary shares purchased under the

Purchase Plan is equal to 85% of the lower of the fair market value of the ordinary shares on the commencement date of each offering period or on the semi-annual purchase date. The Purchase Plan is considered a compensatory plan. Therefore, the Company records compensation expense in accordance with ASC 718, "Compensation - Stock Compensation", with respect to purchases under the Purchase Plan.

During the year ended December 31, 2011, 288,515 shares were issued under the Purchase Plan for aggregate consideration of $ 1,187. As of December 31, 2011 and 2012, the Company's Board of Directors decided to suspend the Purchase Plan for the employees of the Company's U.S subsidiary and the Purchase Plan for the Company and its non-U.S subsidiaries has expired.

d.	Employee Stock Option Plans:

In the year ended December 31, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan that became effective in January 2009. As of December 31, 2012, the total number of shares authorized for grant under this Plan is 660,979.

Stock options granted under the abovementioned plan are exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2012:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	3,894,556	$6.10	4.2	$1,824
Changes during the year:
Granted	927,376	$2.66
Exercised	(52,125)	$1.97
Forfeited	(540,375)	$6.72
Expired	(452,400)	$10.16

Options outstanding at end of year	3,777,032	$4.74	4.0	$1,477

Vested and expected to vest	3,569,295	$4.74	4.0	$1,396

Options exercisable at end of year	2,098,152	$5.85	2.5	$753

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was $ 1.96, $ 2.69 and $ 1.35, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

Total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was $ 2,946, $ 44 and $ 63, respectively.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Options outstanding as of December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable as of December 31, 2012	Weighted average exercise price of exercisable options
		(Years)

$0.00-1.10	50,816	4.53	$0.01	49,691	$0.01
$1.50-2.51	751,625	4.34	$2.03	420,875	$2.09
$2.57-4.00	1,377,885	5.79	$3.04	337,649	$3.06
$4.08-6.49	842,956	3.16	$5.51	634,812	$5.57
$6.51-9.24	153,750	4.52	$7.30	55,125	$7.13
$9.32-14.76	600,000	0.56	$10.70	600,000	$10.70

	3,777,032	4.0	$4.74	2,098,152	$5.85

The following is a summary of the Company's restricted share units ("RSUs") activity and related information for the year ended December 31, 2012:

	Number of shares	Weighted average grant date fair value

Outstanding at beginning of year	264,684	$4.89
Changes during the year:
Granted	70,215	$2.73
Exercised	(120,488)	$4.97
Forfeited	(32,250)	$6.10

RSUs outstanding at end of year	182,161	$3.79

During the years ended December 31, 2010, 2011 and 2012, the share based compensation expenses related to the RSUs granted amounted to $ 678, $ 786 and $ 435, respectively.

As of December 31, 2012, there was $ 2,020 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.08 years.

e.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to pay cash dividends in the foreseeable future. (See also Note 14a.)

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 14:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Measurement of taxable income:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 ("the Investment Law"):

The Company's production facilities in Israel have been granted the status of an "Approved Enterprise" in accordance with the Investment Law under four separate investment programs. According to the provisions of such Israeli Investment Law, the Company has been granted the "Alternative Benefit Plan", under which the main benefits are tax exemptions and reduced tax rates.

Therefore, the Company's income derived from the Approved Enterprise will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007.

As of December 31, 2012, retained earnings included approximately $ 540 in tax-exempt income earned by the Company's "Approved Enterprise". The Company's Board of Directors has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprise".

Tax-exempt income attributable to the "Approved Enterprise" cannot be distributed to shareholders without subjecting the Company to taxes.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above Investment Law, regulations published thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest. As of December 31, 2012, management believes that the Company is in compliance with all of the aforementioned conditions.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular tax rate prevailing at that time.

On April 1, 2005, an amendment to the Investment Law came into effect ("the 2005 Amendment") that significantly changed the provisions of the Investment Law. The 2005 Amendment limits the scope of enterprises that may be approved by the Investment Center by setting criteria for the approval of a facility as a Beneficiary Enterprise including a provision generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval. Therefore, the Company's existing "Approved Enterprises" are generally not subject to the provisions of the Amendment. As a result of the Amendment, tax-exempt income generated under the provisions of the Investment Law, as amended, will subject the Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income. As of December 31, 2012, there was no taxable income attributable to the Beneficiary Enterprise.

In December 2010, an amendment to the Investment Law came into effect ("the 2010 Amendment"). The 2010 Amendment became effective as of January 1, 2011. According to the 2010 Amendments, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company can elect to have the 2010 Amendment apply to it. Once an election is made, the Company will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

The Company does not currently intend to implement the 2010 Amendment, and intends to continue to comply with the Investment Law as in effect prior to enactment of the 2010 Amendment.

3.	Net operating loss carry forward:

As of December 31, 2012, the Company has cumulative losses for tax purposes in the amount of approximately $ 25,000, which can be carried forward and offset against taxable income in the future for an indefinite period. As of December 31, 2012, the Company recorded a deferred tax asset of $ 3,704 in respect of such carry forward tax losses, since it believes it is more likely than not it will utilize carry forward tax losses.

As of December 31, 2012, the Company's Israeli subsidiaries have estimated total available carry forward tax losses of approximately $ 67,000. The net operating losses may be claimed and offset against taxable income in the future for an indefinite period.

4.	Tax benefits under the law for the Encouragement of Industry (taxes), 1969 ("the Encouragement Law"):

The Encouragement Law, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

5.	Tax rates:

Taxable income of Israeli companies is subject to tax at the rate of 25%, 24% and 25% in the years ended December 31, 2010, 2011 and 2012, respectively.

On December 5, 2011, the Israeli Parliament (the Knesset) enacted the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also Note 14 a2).

b.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$9,277	$5,632	$(2,555)
Foreign	1,066	2,047	(727)

	$10,343	$7,679	$(3,282)

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current taxes	$436	$890	$527
Deferred taxes	(2,321)	(652)	14

	$(1,885)	$238	$541

Domestic	$(1,617)	$151	$283
Foreign	(268)	87	258

	$(1,885)	$238	$541

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss carry forward	$50,413	$52,035
Reserves and allowances	8,283	7,016

Net deferred tax assets before valuation allowance	58,696	59,051
Valuation allowance	(53,496)	(53,865)

Deferred tax asset	$5,200	$5,186

Domestic:
Short-term deferred tax asset	$1,857	$1,157
Long-term deferred tax asset	1,857	2,547

	$3,714	$3,704

Foreign:
Short-term deferred tax asset	$743	$463
Long-term deferred tax asset	743	1,019

	$1,486	$1,482

The Company's U.S. subsidiary has estimated total available carry forward tax losses of approximately $ 84,000 to offset against future taxable income. These carry forward tax losses expire between 2020 and 2032. As of December 31, 2012, the Company's U.S subsidiary recorded a deferred tax asset of $ 1,482 relating to the available net carry forward tax losses.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

e.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year ended December 31,
	2010	2011	2012

Income (loss) before taxes, as reported in the consolidated statements of operations	$10,343	$7,679	$(3,282)

Statutory tax rate	25%	24%	25%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$2,586	$1,843	$(821)
Income tax at rate other than the Israeli statutory tax rate	327	275	(55)
Tax advances, withholding tax and non-deductible expenses, including equity based compensation expenses	646	1,373	807
Deferred taxes on losses for which a valuation allowance was provided	(3,855)	2,416	369
Valuation allowance recorded to APIC	181	(266)	386
Utilization of operating losses carry forward	(2,846)	(3,233)	-
Tax adjustment in respect of different tax rates	-	(1,219)	-
Taxes in respect to prior years	41	(54)	(162)
State and Federal taxes	90	93	48
Foreign exchange	760	(901)	89
Other	185	(89)	(120)

Actual tax expense (benefit)	$(1,885)	$238	$541

f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits in the year ended December 31, 2012 is as follows:

Gross unrecognized tax benefits as of January 1, 2012	$190

Increase in tax position for current year	8

Gross unrecognized tax benefits as of December 31, 2012	$198

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expenses in the amount of $ 16, $ 9 and $ 7 for the years ended at December 31, 2010, 2011 and 2012, respectively. The liability for unrecognized tax benefits does not include the liability recorded for accrued interest and penalties of $ 189 and $ 196 at December 31, 2011 and 2012, respectively.

The Company has received final tax assessment through the year 2006.

BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 15:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

	Year ended December 31,
	2010		2011		2012

Numerator:

Net income (loss) attributed to Audiocodes’ shareholders	$12,126		$7,164		$(4,177)

Denominator:

Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	40,559,759		41,437,927		39,125,129
Effect of dilutive securities:
Employee stock options and ESPP	401,240		497,170		-	*)
Senior convertible notes	-	*)	-	*)	-	*)

Denominator for diluted net earnings per share - adjusted weighted average number of shares	40,960,999		41,935,097		39,125,129

*)	Antidilutive.

FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2012
Financial Expenses Disclosure [Abstract]
Financial Expenses Disclosure [Text Block]
NOTE 16:-	FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2010	2011	2012

Financial expenses:
Interest	$(318)	$(346)	$(900)
Amortization of marketable securities premiums and accretion of discounts, net	-	(416)	(436)
Exchange rate	(99)	(612)	(4)
Others	(228)	(133)	(201)

	(645)	(1,507)	(1,541)
Financial income -
Interest and others	551	1,930	1,994

	$(94)	$423	$453

GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 17:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012.

	2010		2011		2012
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$19,223	$19,867	$11,887	$19,364	$7,773	$19,450
Americas	71,538	21,128	85,630	19,914	66,443	18,959
Europe	32,566	66	36,322	125	35,876	119
Far East	26,713	47	21,988	45	17,398	43

	$150,040	$41,108	$155,827	$39,448	$127,490	$38,571

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2010	2011	2012

Technology	$45,266	$35,017	$24,673
Networking	104,774	120,810	102,817

	$150,040	$155,827	$127,490

DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 18:-	DERIVATIVE INSTRUMENTS

The Group enters into hedge transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and rent expenses) in currencies other than the dollar. The Group currently hedges such future exposures for a maximum period of one year. However, the Group may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including but not limited to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Group records all derivatives in the consolidated balance sheet at fair value. The effective portions of cash flow hedges are recorded in other comprehensive income until the hedged item is recognized in earnings. The ineffective portions of cash flow hedges are adjusted to fair value through earnings in financial income or expense.

The Group had a net deferred gain (loss) associated with cash flow hedges of $ (240) and $ 1,303 recorded in other comprehensive income as of December 31, 2011 and 2012, respectively. As of December 31, 2012, the hedged transactions are expected to occur within twelve months.

The Group entered into forward and options contracts that did not meet the requirement for hedge accounting. The Group measured the fair value of the contracts in accordance with ASC 820 at level 2. The net gains recognized in "financial and other expenses, net" during the years ended December 31, 2010, 2011 and 2012 were $ 200, $ 187 and $ 452, respectively.

As of December 31, 2011 and 2012, the Group had outstanding forward and options collar (cylinder) contracts in the amount of $ 19,100 and $ 33,600, respectively, which were designated as salary hedging contracts.

The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2011 and 2012, are summarized below:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2011	2012

Fair value of foreign exchange forward and options collar (cylinder) contracts	"Other receivables and prepaid expenses"	$-	$1,303
	"Other payables and accrued expenses"	$(240)	$-

Gains (losses) recognized in OCI (effective portion)	"Other comprehensive income"	$(1,062)	$1,543

The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2011 and 2012 is summarized below:

Foreign exchange forward and	Statements of	Year ended December 31,
options contracts	operations	2011	2012

Gain (loss) on derivatives recognized in OCI	"Operating expenses"	$(205)	$1,211

Gain (loss) recognized in income on derivatives (effective portion)	"Operating expenses"	$857	$(332)

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 19:-	SUBSEQUENT EVENT

In April 2013, the Company entered into an asset purchase agreement with its affiliated company MailVision. The closing of the transaction is subject to customary conditions and is expected to occur in May 2013. Pursuant to this agreement, the Company has agreed to acquire substantially all of MailVision’s assets for the following consideration: (i) $ 233 to be payable 12 months following the closing date; and (ii) additional earn out payments will be paid to MailVision subject to the achievement of certain levels of net revenues from the sale of MailVision’s products during a period of no longer than three years following closing. Payment can be made, at the Company discretion, in either cash or ordinary shares. As additional for the transaction, on closing, the Company has agreed to waive repayment of any outstanding loans owed made by the Company to MailVision and to assume specified liabilities of MailVision in the aggregate amount of approximately $ 1,300.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories, intangible assets, goodwill, income taxes and valuation allowance, stock-based compensation and contingent liabilities. Actual results could differ from those estimates.

Financial Statements [Policy Text Block]
b.	Financial statements in U.S. dollars (“dollars”):

A majority of the Group's revenues is generated in dollars. In addition, most of the Group's costs are denominated and determined in dollars and in new Israeli shekels. The Company's management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

The Group accounts for non-controlling interest in a subsidiary in accordance with ASC 810, "Consolidation". According to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or gain or loss resulting from dilution in the holdings of a subsidiary. ASC 810 clarifies that losses of partially-owned consolidated subsidiaries will continue to be allocated to the non-controlling interest even when the investment has already been reduced to zero.

According to the Company's policy, contingent consideration related to the acquisition of non-controlling interests is presented at fair value in subsequent periods and changes in fair value of the liability will be recorded as financial income/expense.

Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:
Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.
Short-term Bank Deposits [Policy Text Block]
e.	Short-term and restricted bank deposits:

Short-term and restricted bank deposits are deposits with maturities of more than three months but less than one year. The deposits are mainly in dollars and bear interest at an average rate of 1.50% and 0.81% for 2011 and 2012, respectively. Short-term and restricted deposits are presented at their cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

In connection with the long-term bank loans and their related covenants, the Company is required to maintain compensating balances with the banks and to maintain deposits in the same banks that provided the loans (see Note 11). In addition, the Company maintains restricted deposits in connection with foreign exchange transactions and in connection with the office lease agreement (see Note 12a). Out of the short term and restricted bank deposits, a total of $ 12,934 and $ 10,330 are restricted short-term deposits as of December 31, 2011 and 2012, respectively.

Marketable Securities, Policy [Policy Text Block]
f.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments-Debt and Equity Securities".

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. For the year ended December 31, 2012, all securities are classified as held-to-maturity since the Company has the intent and ability to hold the securities to maturity and, accordingly, debt securities are stated at amortized cost.

The amortized cost of held-to-maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity and any other than temporary impairment losses. Such amortization and interest are included in the consolidated statement of operations as financial income or expenses, as appropriate.

For the years ended December 31, 2011 and 2012, no other than temporary impairment losses have been identified. During the year ended December 31, 2010, the Group did not hold any marketable securities.

Inventory, Policy [Policy Text Block]
g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials - using the "weighted average cost" method.

Finished products - using the "weighted average cost" method with the addition of direct manufacturing costs.

The Group periodically evaluates the quantities on hand relative to current and historical selling prices, historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of products lines and for market prices lower than cost.

Long-term Bank Deposits [Policy Text Block]
h.	Long-term and restricted bank deposits:

Bank deposits with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest is included in other receivables and prepaid expenses. The deposits are in dollars and bear interest at an average rate of 2.52% and 2.54% for 2011 and 2012, respectively. In connection with the long term bank loans, the Company is required to maintain compensating balances with the banks (see Note 11). Out of the total long-term bank deposits, a total of $ 8,820 and $ 9,251 are restricted long-term deposits as of December 31, 2011 and 2012, respectively. The Company is required to maintain deposits in the same banks that provided the loans.

Investment, Policy [Policy Text Block]
i.	Investment in an affiliated company:

The Company accounts for investment in affiliated company in which it has the ability to exercise significant influence over the operating and financial policies using the equity method of accounting in accordance with the requirements of ASC 323, "Investments - Equity Method and Joint Ventures".

Investment in affiliated company represents investment in ordinary shares, preferred shares, convertible loans and non-convertible loans. According to ASC 323, additional losses of such company in excess of the carrying amount of the equity investment are recognized based on the seniority level (priority in liquidation) of the particular type of investment held by the Company.

The Company's investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable in accordance with ASC 323. During the years ended December 31, 2010, 2011 and 2012, no impairment losses had been identified.

Property, Plant and Equipment, Policy [Policy Text Block]
j.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
k.	Impairment of long-lived assets:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement", whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset if such assets are considered to be impaired. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups). The loss is allocated to the long-lived assets of the Group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the Group will not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable. During the years ended December 31, 2010, 2011 and 2012, no impairment losses had been identified for property and equipment since the fair value of those assets (asset groups) was higher than its carrying amounts.

Intangible assets are comprised of acquired technology, customer relations, trade names and existing contracts for maintenance.

Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from one to ten years. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During the years ended December 31, 2010, 2011 and 2012, no impairment losses were identified.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
l.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Group performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Group operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Group measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Group believes that the adoption of this guidance did not have a material impact on its consolidated financial statements.

In July 2012, the FASB issued Accounting Standard Update 2012-02, "Intangibles - Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment", which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. The Company adopted the guidance however was not required to use it.

For each of the three years in the period ended December 31, 2012, the Group performed an annual impairment analysis, using market capitalization, and no impairment losses have been identified.

Revenue Recognition, Policy [Policy Text Block]
m.	Revenue recognition:

The Group generates its revenues primarily from the sale of products through a direct sales force and sales representatives. The Group's products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators and distributors in the telecommunications and networking industries, all of whom are considered end-users.

Revenues from products and services are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition", when the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Group has no remaining obligation to customers after the date on which products are delivered other than pursuant to warranty obligations and right of return.

In a multiple element arrangement, ASU No. 2009-13, Topic 605 – "Multiple-Deliverable Revenue Arrangements" requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.

The selling price for a deliverable is based on its vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Group then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices fall within a narrow range based on stand-alone rates. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Group's products contain a significant element of proprietary technology and its solutions offer substantially different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Group is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Group is not typically able to determine TPE. The ESP is established considering multiple factors including, but not limited to, pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, competitors' pricing strategies, and industry technology lifecycles. The selling price of the products and professional services was based on ESP. Maintenance selling price was based on VSOE.

The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services or subject to customer-specific return or refund privileges. The Group evaluates each deliverable in an arrangement to determine whether they represent separate units of accounting.

Prior to 2011, the Group allocated revenue to each element using the residual method when the VSOE of fair value of the undelivered items for arrangements with multiple elements, such as sales of products that include services and software, exists. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of one or more undelivered items did not exist, revenue from the entire arrangement was deferred and recognized at the earlier of: (i) delivery of those elements or (ii) when fair value could be established unless maintenance was the only undelivered element, in which case, the entire arrangement fee was recognized ratably over the contractual support period.

ASU 2009-13 did not have a significant impact on the Group's net revenues for the years ended December 31, 2011 and 2012, compared to the net revenues that would have been recorded under the previous accounting rules.

The Group grants to certain customers a right of return or the ability to exchange a specific percentage of the total price paid for products they have purchased over a limited period for other products. The Group maintains a provision for product returns and exchanges and other incentives based on its experience with historical sales returns, analysis of credit memo data and other known factors, in accordance with SAB 104. The provision was deducted from revenues and amounted to $ 823 and $ 1,232 as of December 31, 2011 and 2012, respectively.

Revenues from the sale of products which were not yet determined to be final sales due to acceptance provisions are deferred and included in deferred revenues. In cases where collectability is not probable, revenues are deferred and recognized upon collection.

Standard Product Warranty, Policy [Policy Text Block]
n.	Warranty costs:

The Group generally provides a warranty period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2011 and 2012, the provision for warranty amounted to $ 707 and $ 497, respectively.

Research and Development Expense, Policy [Policy Text Block]
o.	Research and development costs:

 Research and development costs, net of government grants received, are charged to the statement of operations as incurred. The total government grants presented as a reduction from research and development costs during the years ended December 31, 2010, 2011 and 2012 were $ 3,912, $ 2,776 and $ 2,729, respectively.

Income Tax, Policy [Policy Text Block]
p.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Group accrues interest and penalties, if any, related to unrecognized tax benefits in tax expenses.

Comprehensive Income, Policy [Policy Text Block]
q.	Comprehensive income (loss):

The Group accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Group determined that its items of comprehensive income (loss) relate to gains and losses on hedging derivatives instruments.

The Group presents total comprehensive income (loss) in accordance with ASU 2011-05, Topic 220. "Presentation of Comprehensive Income" and ASU 2011-12, Topic 220 - Comprehensive Income. ASU 2011-05 requires an entity to present, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Group chose to present the components of net income and other comprehensive income in two separate but consecutive statements.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
r.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables and foreign currency derivative contracts.

The majority of the Group's cash and cash equivalents and bank deposits are invested in dollar instruments with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in debentures of U.S corporations. Marketable securities consist of highly liquid debt instruments of corporations with high credit standing. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, the Far East, Israel and Europe. However, under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments. Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts based upon a specific review.

Senior Convertible Notes [Policy Text Block]
s.	Senior convertible notes:

The Company accounts for senior convertible notes in accordance with ASC 470-20, "Debt with Conversion and Other Options". ASC 470-20 specifies that issuers of such instruments should separately account for the liability and equity components on the issuance day in a manner that will reflect the entity's nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods. See also Note 10.

The Company presents the outstanding principal amount of its senior convertible notes as a long-term liability, in accordance with ASC 210-10-45 (based on its expected redemption, taking into consideration redemption options of the holders). The debt is classified as a long-term liability until the date of conversion on which it would be reclassified to equity, or within one year of the first contractual redemption date, on which it would be reclassified as a short-term liability. Accrued interest on the senior convertible notes is included in "other payables and accrued expenses".

According to ASC 470-20, if an instrument within its scope is repurchased, an issuer shall allocate the consideration transferred and related transaction costs incurred, to the extinguishment of the liability component and the reacquisition of the equity component. See also Note 10.

Earnings Per Share, Policy [Policy Text Block]
t.	Basic and diluted net earnings (loss) per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Senior convertible notes and certain outstanding stock options, restricted share units ("RSUs") and warrants have been excluded from the calculation of the diluted net income per ordinary share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the senior convertible notes and outstanding options, RSUs and warrants that have been excluded from the calculations of diluted net income per share was 3,848,284, 2,727,374 and 4,072,517 for the years ended December 31, 2010, 2011 and 2012, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
u.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. Accordingly, the Company uses option valuation models to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2010, 2011 and 2012, was $ 1.96, $ 2.69 and $ 1.35 per share, respectively, using the Black-Scholes option pricing formula. Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0%	0%
Expected volatility	48.68%-53.2%	53.5%-59.6%	56.6%-61.5%
Risk-free interest	1.02%-2.46%	0.8%-2.04%	0.54%-1.04%
Expected life	4.67-5.69 years	4.67-5.69 years	4.79-5.70 years
Forfeiture rate	10.0%	10.0%	5.5%

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company's exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts and may be subject to substantial change in the future. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The total equity-based compensation expenses relating to all of the Company's equity-based awards recognized for the years ended December 31, 2010, 2011 and 2012 were included in items of the consolidated statements of income as follows:

	Year ended December 31,
	2010		2011	2012

Cost of revenues	$62		$130	$61
Research and development expenses, net	393		526	430
Selling and marketing expenses	1,180		964	437
General and administrative expenses	453		703	601

Total equity-based compensation expenses	$2,088	*)	$2,323	$1,529

*)	Also includes equity-based compensation that was classified as a liability.

Treasury Stock [Policy Text Block]
v	Treasury stock:

The Company has repurchased its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. See also Note 13a.

Severance Pay [Policy Text Block]
w.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than one year period, are entitled to one month's salary for each year of employment, or a portion thereof. The Group's liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

Since March 2011, the Company's agreements with new employees in Israel are under Section 14 of the Severance Pay Law, 1963. The Company's contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Company to the employee. Further, the related obligations and amounts deposited on behalf of the employee for such obligations are not stated on the balance sheet, as the Company is legally released from the obligations to employees once the deposit amounts have been paid.

Severance pay expenses for the years ended December 31, 2010, 2011 and 2012, amounted to $ 1,733, $ 2,162 and $ 1,850, respectively.

Employee Benefit Plan, Policy [Policy Text Block]
x.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the U.S. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $ 16.5 and $ 17 during the years ended December 31, 2011 and 2012, respectively, plus a catch-up contribution of $ 5.5 for participants age 50 or over. The group matches 50% of employees contributions, up to a maximum of 6% of the employees annual pay. In the years ended December 31, 2010, 2011 and 2012, the Group matched contributions in the amount of $ 240, $ 301 and $ 276, respectively.

Advertising Costs, Policy [Policy Text Block]
y.	Advertising expenses:

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 374, $ 442 and $ 329, respectively.

Fair Value of Financial Instruments, Policy [Policy Text Block]
z.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables, other receivables and other payables approximate their fair value due to the short-term maturity of such instruments. The fair value of long-term bank loans and senior convertible loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of foreign currency contracts is estimated by obtaining current quotes from banks and market observable data of similar instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2	-	Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3	-	Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 8.

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
aa.	Derivatives and hedging:

The Group accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging".

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in fair value of such instruments are included as earnings in "Financial income (expenses)" at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings and classified as financial income or expenses. To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

During the year ended December 31, 2011, the Group recorded accumulated other comprehensive loss in the amount of $ 1,062 from its forward exchange contracts with respect to payroll and rent expenses expected to be incurred during the year ended December 31, 2012. Such amount was reclassified into earnings during the year ended December 31, 2012.

During the year ended December 31, 2012, the Group recorded accumulated other comprehensive income in the amount of $ 1,543 from its forward and options collar (cylinder) contracts with respect to payroll expenses expected to be incurred during the year ending December 31, 2013. Such amount will be reclassified into earnings during the year ending December 31, 2013. See also Note 18.

New Accounting Pronouncements, Policy [Policy Text Block]
ab.	Impact of recently issued accounting pronouncements:

In February 2013, the FASB issued ASU. 2013-02, Topic 350, "Comprehensive Income", which amends Topic 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives [Table Text Block]

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0%	0%
Expected volatility	48.68%-53.2%	53.5%-59.6%	56.6%-61.5%
Risk-free interest	1.02%-2.46%	0.8%-2.04%	0.54%-1.04%
Expected life	4.67-5.69 years	4.67-5.69 years	4.79-5.70 years
Forfeiture rate	10.0%	10.0%	5.5%

Schedule of Equity Based Compensation Expenses [Table Text Block]

The total equity-based compensation expenses relating to all of the Company's equity-based awards recognized for the years ended December 31, 2010, 2011 and 2012 were included in items of the consolidated statements of income as follows:

	Year ended December 31,
	2010		2011	2012

Cost of revenues	$62		$130	$61
Research and development expenses, net	393		526	430
Selling and marketing expenses	1,180		964	437
General and administrative expenses	453		703	601

Total equity-based compensation expenses	$2,088	*)	$2,323	$1,529

*)	Also includes equity-based compensation that was classified as a liability.

MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities and Accrued Interest [Abstract]
Held-to-maturity Securities [Table Text Block]

The following is a summary of held to maturity marketable securities:

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate debentures - Maturing between one to three Years	$23,823	$46	$(736)	$23,133
Accrued interest	345	-	-	345

	$24,168	$46	$(736)	$23,478

	December 31, 2012

	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:
Maturing within one year	$7,625	$62	$7,687
Maturing between one to two years	15,762	299	16,061
Accrued interest	341	-	341

	$23,728	$361	$24,089

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
INVENTORIES

	December 31,
	2011	2012

Raw materials	$8,871	$7,684
Finished products	11,544	9,113

	$20,415	$16,797

INVESTMENT IN AN AFFILIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments [Table Text Block]

As of December 31, 2011 and 2012, the Company owned 26.6% and 26.4%, respectively, of MailVision's outstanding share capital.

	December 31,
	2011	2012

Invested in equity	$1,655	$1,655
Convertible and non-convertible loans	211	398
Accumulated net loss	(615)	(969)

Total investment	$1,251	$1,084

Schedule of Balances of Affiliates Investment [Table Text Block]
a.	Balances:

	December 31,
	2011	2012

Other receivables and prepaid expenses	$116	$-
Other payables and accrued expenses	$-	$492

Schedule of Transactions of Affiliates Investment [Table Text Block]
b.	Transactions:

	Year ended December 31,
	2011	2012	2012

Amounts charged - cost of revenues	$417	$2,164	$1,414

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
PROPERTY AND EQUIPMENT

	December 31,
	2011	2012
Cost:

Computers and peripheral equipment	$21,844	$23,463
Office furniture and equipment	10,299	10,652
Leasehold improvements	2,302	2,336

	34,445	36,451
Accumulated depreciation:

Computers and peripheral equipment	20,305	21,556
Office furniture and equipment	9,169	9,473
Leasehold improvements	1,603	1,803

	31,077	32,832

Depreciated cost	$3,368	$3,619

INTANGIBLE ASSETS, DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

		Useful life	December 31,
		(years)	2011	2012
a.	Impaired Cost:

	Acquired technology	5-10	$15,517	$15,517
	Customer relationship	9	4,172	4,172
	Trade name	3	415	415
	Existing contracts for maintenance	3	181	181

			20,285	20,285
	Accumulated amortization:

	Acquired technology		12,575	13,399
	Customer relationship		3,129	3,433
	Trade name		415	415
	Existing contracts for maintenance		181	181

			16,300	17,428

	Amortized cost		$3,985	$2,857

Schedule of Expected Amortization Expense [Table Text Block]
Expected amortization expenses are as follows:

Year ending December 31,
2013	$930
2014	$872
2015	$696
2016	$359

$2,857

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 2	Level 3	Total

Foreign currency derivative contracts	$(361)	$-	$(361)
Contingent consideration related to NSC's former shareholders	-	(412)	(412)

Total financial liabilities	$(361)	$(412)	$(773)

	December 31, 2012
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$1,303	$-	$1,303

Foreign currency derivative contracts	$(362)	-	$(362)
Contingent consideration related to NSC's former shareholders	-	(115)	(115)

Total Financial liability	$(362)	$(115)	$(477)

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2012	$(412)
Adjustments due to change in estimates	364
Adjustment due to time change value	(67)

Balance at December 31, 2012	$(115)

OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Expenses [Table Text Block]
OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2011	2012

Vacation accrual	$3,030	$2,476
Royalties provision	517	420
Other employees and payroll accruals	3,879	3,542
Government authorities	574	385
Accrued expenses	9,596	7,877
Others	506	362

	$18,102	$15,062

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum rental commitments under non-cancelable operating leases, are as follows:

Year ending December 31,

2013	$5,375
2014	5,231
2015	4,991
2016	5,179
2017	4,748

Total minimum lease payments *)	$25,524

*)	Minimum payments have been reduced by minimum sublease rental of $ 1,399 due in the future under non-cancelable subleases.

EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2012:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	3,894,556	$6.10	4.2	$1,824
Changes during the year:
Granted	927,376	$2.66
Exercised	(52,125)	$1.97
Forfeited	(540,375)	$6.72
Expired	(452,400)	$10.16

Options outstanding at end of year	3,777,032	$4.74	4.0	$1,477

Vested and expected to vest	3,569,295	$4.74	4.0	$1,396

Options exercisable at end of year	2,098,152	$5.85	2.5	$753

Schedule of Share-based Compensation Stock Options Outstanding [Table Text Block]

The options outstanding as of December 31, 2012, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Options outstanding as of December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable as of December 31, 2012	Weighted average exercise price of exercisable options
		(Years)

$0.00-1.10	50,816	4.53	$0.01	49,691	$0.01
$1.50-2.51	751,625	4.34	$2.03	420,875	$2.09
$2.57-4.00	1,377,885	5.79	$3.04	337,649	$3.06
$4.08-6.49	842,956	3.16	$5.51	634,812	$5.57
$6.51-9.24	153,750	4.52	$7.30	55,125	$7.13
$9.32-14.76	600,000	0.56	$10.70	600,000	$10.70

	3,777,032	4.0	$4.74	2,098,152	$5.85

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

The following is a summary of the Company's restricted share units ("RSUs") activity and related information for the year ended December 31, 2012:

	Number of shares	Weighted average grant date fair value

Outstanding at beginning of year	264,684	$4.89
Changes during the year:
Granted	70,215	$2.73
Exercised	(120,488)	$4.97
Forfeited	(32,250)	$6.10

RSUs outstanding at end of year	182,161	$3.79

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$9,277	$5,632	$(2,555)
Foreign	1,066	2,047	(727)

	$10,343	$7,679	$(3,282)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current taxes	$436	$890	$527
Deferred taxes	(2,321)	(652)	14

	$(1,885)	$238	$541

Domestic	$(1,617)	$151	$283
Foreign	(268)	87	258

	$(1,885)	$238	$541

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss carry forward	$50,413	$52,035
Reserves and allowances	8,283	7,016

Net deferred tax assets before valuation allowance	58,696	59,051
Valuation allowance	(53,496)	(53,865)

Deferred tax asset	$5,200	$5,186

Domestic:
Short-term deferred tax asset	$1,857	$1,157
Long-term deferred tax asset	1,857	2,547

	$3,714	$3,704

Foreign:
Short-term deferred tax asset	$743	$463
Long-term deferred tax asset	743	1,019

	$1,486	$1,482

Schedule of Income Tax Reconciliation Between Theoretical and Actual Tax Expenses Benefit [Table Text Block]

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year ended December 31,
	2010	2011	2012

Income (loss) before taxes, as reported in the consolidated statements of operations	$10,343	$7,679	$(3,282)

Statutory tax rate	25%	24%	25%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$2,586	$1,843	$(821)
Income tax at rate other than the Israeli statutory tax rate	327	275	(55)
Tax advances, withholding tax and non-deductible expenses, including equity based compensation expenses	646	1,373	807
Deferred taxes on losses for which a valuation allowance was provided	(3,855)	2,416	369
Valuation allowance recorded to APIC	181	(266)	386
Utilization of operating losses carry forward	(2,846)	(3,233)	-
Tax adjustment in respect of different tax rates	-	(1,219)	-
Taxes in respect to prior years	41	(54)	(162)
State and Federal taxes	90	93	48
Foreign exchange	760	(901)	89
Other	185	(89)	(120)

Actual tax expense (benefit)	$(1,885)	$238	$541

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits in the year ended December 31, 2012 is as follows:

Gross unrecognized tax benefits as of January 1, 2012	$190

Increase in tax position for current year	8

Gross unrecognized tax benefits as of December 31, 2012	$198

BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

	Year ended December 31,
	2010		2011		2012

Numerator:

Net income (loss) attributed to Audiocodes’ shareholders	$12,126		$7,164		$(4,177)

Denominator:

Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	40,559,759		41,437,927		39,125,129
Effect of dilutive securities:
Employee stock options and ESPP	401,240		497,170		-	*)
Senior convertible notes	-	*)	-	*)	-	*)

Denominator for diluted net earnings per share - adjusted weighted average number of shares	40,960,999		41,935,097		39,125,129

*)	Antidilutive.

FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2012
Financial Expenses Disclosure [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2010	2011	2012

Financial expenses:
Interest	$(318)	$(346)	$(900)
Amortization of marketable securities premiums and accretion of discounts, net	-	(416)	(436)
Exchange rate	(99)	(612)	(4)
Others	(228)	(133)	(201)

	(645)	(1,507)	(1,541)
Financial income -
Interest and others	551	1,930	1,994

	$(94)	$423	$453

GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

The following presents total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012.

	2010		2011		2012
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$19,223	$19,867	$11,887	$19,364	$7,773	$19,450
Americas	71,538	21,128	85,630	19,914	66,443	18,959
Europe	32,566	66	36,322	125	35,876	119
Far East	26,713	47	21,988	45	17,398	43

	$150,040	$41,108	$155,827	$39,448	$127,490	$38,571

Revenue from External Customers by Products and Services [Table Text Block]

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2010	2011	2012

Technology	$45,266	$35,017	$24,673
Networking	104,774	120,810	102,817

	$150,040	$155,827	$127,490

DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]

The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2011 and 2012, are summarized below:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2011	2012

Fair value of foreign exchange forward and options collar (cylinder) contracts	"Other receivables and prepaid expenses"	$-	$1,303
	"Other payables and accrued expenses"	$(240)	$-

Gains (losses) recognized in OCI (effective portion)	"Other comprehensive income"	$(1,062)	$1,543

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2011 and 2012 is summarized below:

Foreign exchange forward and	Statements of	Year ended December 31,
options contracts	operations	2011	2012

Gain (loss) on derivatives recognized in OCI	"Operating expenses"	$(205)	$1,211

Gain (loss) recognized in income on derivatives (effective portion)	"Operating expenses"	$857	$(332)

GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010	Dec. 31, 2009
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 336	$ 278	$ 224		$ 8,418
Business Acquisition, Percentage of Voting Interests Acquired					59.70%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage				40.30%
BusinessCombinationConsiderationTransferred				1,733
Business Acquisition, Liability with Regards to Commitment for Future Payments Recorded at Present Value				967
Business Acquisition, Purchase Price Allocation, Noncontrolling Interest	1,370
Business Acquisition, Contingent Consideration, at Fair Value				329
Business Acquisition, Liability with Regards to Commitment for Future Payments	391	707
Business Combination, Contingent Consideration Long-term Liability		787
Entity-Wide Revenue, Major Customer, Percentage	13.70%	14.40%	10.00%
Business Acquisition, Contingent Consideration, As At Balance Sheet Date	115	412
Minimum [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.00%
Payable in March 2013 [Member]
Business Acquisition, Preacquisition Contingency, Amount of Settlement	395
Payable in 2013 [Member]
Maximum Additional Earn-Out Consideration Payable	$ 500

SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Computers and Peripheral Equipment [Member]
Disclosure On Annual Depreciation Rate Using Straight Line Method	33%.
Office Furniture and Equipment [Member]
Disclosure On Annual Depreciation Rate Using Straight Line Method	6 - 20 (mainly 15%)
Leasehold Improvements [Member]
Disclosure On Annual Depreciation Rate Using Straight Line Method	Over the shorter of the term of the lease or the life of the asset.

SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	5.50%	10.00%	10.00%
Minimum [Member]
Expected volatility	56.60%	53.50%	48.68%
Risk-free interest	0.54%	0.80%	1.02%
Expected life	4 years 9 months 14 days	4 years 8 months 1 day	4 years 8 months 1 day
Maximum [Member]
Expected volatility	61.50%	59.60%	53.20%
Risk-free interest	1.04%	2.04%	2.46%
Expected life	5 years 8 months 12 days	5 years 8 months 8 days	5 years 8 months 8 days

SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total equity-based compensation expenses	$ 1,529	$ 2,323	$ 2,088	[1]
Cost of Revenue [Member]
Total equity-based compensation expenses	61	130	62
Research and Development Expense [Member]
Total equity-based compensation expenses	430	526	393
Selling and Marketing Expense [Member]
Total equity-based compensation expenses	437	964	1,180
General and Administrative Expense [Member]
Total equity-based compensation expenses	$ 601	$ 703	$ 453

[1]	Also includes equity-based compensation that was classified as a liability.

SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Bank Deposits Bear Interest Average Rate	0.81%	1.50%
Restricted Short-term Deposits	$ 10,330,000	$ 12,934,000
Long-term Bank Deposits Bear Interest Average Rate	2.54%	2.52%
Restricted Long-term Deposits	9,251,000	8,820,000
Revenue From Grants	2,729,000	2,776,000	3,912,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,072,517	2,727,374	3,848,284
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.35	$ 2.69	$ 1.96
Severance Costs	1,850,000	2,162,000	1,733,000
Catch Up Contribution Amount Eligible For Participants With Age 50 Or More	5,500
Defined Contribution Plan, Group Matching Contribution, Amount	276,000	301,000	240,000
Advertising Expense	329,000	442,000	374,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,303,000	(240,000)
Noncontrolling Interest, Period Increase (Decrease)	1,370,000
Allowance For Sales Returns [Member]
Valuation Allowances and Reserves, Balance	1,232,000	823,000
Warranty Reserves [Member]
Valuation Allowances and Reserves, Balance	497,000	707,000
Forward Contracts [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,543,000	1,062,000
Internal Revenue Service (Irs) [Member]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Amount	$ 17,000	$ 16,500
Defined Contribution Plan, Employer Matching Contribution, Percent	6.00%

MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost	$ 23,728	$ 24,168
Gross Unrealized gains	361	46
Gross Unrealized losses		(736)
Fair Value	24,089	23,478
Corporate Debt Securities [Member] | Maturing Between One to Three Years [Member]
Amortized cost		23,823
Gross Unrealized gains		46
Gross Unrealized losses		(736)
Fair Value		23,133
Corporate Debt Securities [Member] | Maturing Within One Year [Member]
Amortized cost	7,625
Gross Unrealized gains	62
Fair Value	7,687
Corporate Debt Securities [Member] | Maturing Between One to Two Years [Member]
Amortized cost	15,762
Gross Unrealized gains	299
Fair Value	16,061
Accured Interest [Member]
Amortized cost	341	345
Gross Unrealized gains	0	0
Gross Unrealized losses		0
Fair Value	$ 341	$ 345

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 7,684	$ 8,871
Finished products	9,113	11,544
Inventory, Net	$ 16,797	$ 20,415

INVENTORIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Write-down	$ 2,306	$ 644	$ 1,113

INVESTMENT IN AN AFFILIATED COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total investment	$ 1,084	$ 1,251
Mail Vision Affiliated Company [Member]
Invested in equity	1,655	1,655
Convertible and non-convertible loans	398	211
Accumulated net loss	(969)	(615)
Total investment	$ 1,084	$ 1,251

INVESTMENT IN AN AFFILIATED COMPANY (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other receivables and prepaid expenses	$ 5,653	$ 4,477
Other payables and accrued expenses	15,062	18,102
Mail Vision Affiliated Company [Member]
Other receivables and prepaid expenses	0	116
Other payables and accrued expenses	$ 492	$ 0

INVESTMENT IN AN AFFILIATED COMPANY (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts charged - cost of revenues	$ 54,294	$ 64,145	$ 66,138
Mail Vision Affiliated Company [Member]
Amounts charged - cost of revenues	$ 1,414	$ 2,164	$ 417

INVESTMENT IN AN AFFILIATED COMPANY (Details Textual) (Mail Vision Affiliated Company [Member])	Dec. 31, 2012	Dec. 31, 2011
Mail Vision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage	26.40%	26.60%

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, Cost	$ 36,451	$ 34,445
Accumulated depreciation	32,832	31,077
Depreciated cost	3,619	3,368
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	23,463	21,844
Accumulated depreciation	21,556	20,305
Office Furniture and Equipment [Member]
Property, plant and equipment, Cost	10,652	10,299
Accumulated depreciation	9,473	9,169
Leasehold Improvements [Member]
Property, plant and equipment, Cost	2,336	2,302
Accumulated depreciation	$ 1,803	$ 1,603

PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 1,755	$ 1,914	$ 2,822

INTANGIBLE ASSETS, DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Impaired Cost Gross	20,285	20,285
Intangible Assets Accumulated amortization	17,428	16,300
Intangible Assets, Net	2,857	3,985
Acquired Technology [Member]
Intangible Assets Impaired Cost Gross	15,517	15,517
Intangible Assets Accumulated amortization	13,399	12,575
Acquired Technology [Member] | Minimum [Member]
Intangible Assets Useful life (years)	5 years	5 years
Acquired Technology [Member] | Maximum [Member]
Intangible Assets Useful life (years)	10 years	10 years
Customer Relationships [Member]
Intangible Assets Impaired Cost Gross	4,172	4,172
Intangible Assets Accumulated amortization	3,433	3,129
Intangible Assets Useful life (years)	9 years	9 years
Trade Names [Member]
Intangible Assets Impaired Cost Gross	415	415
Intangible Assets Accumulated amortization	415	415
Intangible Assets Useful life (years)	3 years	3 years
Existing Contracts for Maintenance [Member]
Intangible Assets Impaired Cost Gross	181	181
Intangible Assets Accumulated amortization	181	181
Intangible Assets Useful life (years)	3 years	3 years

INTANGIBLE ASSETS, DEFERRED CHARGES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 930
2014	872
2015	696
2016	359
Intangible Assets, Net	$ 2,857	$ 3,985

INTANGIBLE ASSETS, DEFERRED CHARGES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization	$ 1,128	$ 1,325	$ 1,537

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets related to foreign currency derivative hedging contracts	$ 1,303
Foreign currency derivative contracts	(362)	(361)
Contingent consideration related to NSC's former shareholders	(115)	(412)
Total financial liabilities	(477)	(773)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	1,303
Foreign currency derivative contracts	(362)	(361)
Contingent consideration related to NSC's former shareholders	0	0
Total financial liabilities	(362)	(361)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	0
Foreign currency derivative contracts	0	0
Contingent consideration related to NSC's former shareholders	(115)	(412)
Total financial liabilities	$ (115)	$ (412)

FAIR VALUE MEASUREMENTS (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Inputs, Level 3 [Member]
Balance at January 1, 2012	$ (412)
Adjustments due to change in estimates	364
Adjustment due to time change value	(67)
Balance at December 31, 2012	$ (115)

OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Vacation accrual	$ 2,476	$ 3,030
Royalties provision	420	517
Other employees and payroll accruals	3,542	3,879
Government authorities	385	574
Accrued expenses	7,877	9,596
Others	362	506
Other payables and accrued expenses	$ 15,062	$ 18,102

SENIOR CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2004	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Senior Notes	$ 125,000
Debt Instrument, Convertible, Effective Interest Rate	2.00%
Debt Instrument, Convertible, Conversion Ratio	53.4474
Debt Instrument, Repurchased Face Amount	1
Debt Instrument, Repurchased Principal Amount		50
Debt Instrument, Convertible, Conversion Price	$ 18.71
Debt Instrument, Maturity Date	Nov 9, 2024
Rate of Principal Amount in Redemption Price	100.00%
Rate of Principal Amount in Repurchase Price	100.00%
Debt Instrument, Maturity Date Range, Start	Nov 9, 2011
Debt Instrument, Maturity Date Range, End	Nov 9, 2019
Convertible Notes Payable, Noncurrent			$ 353	$ 353
Debt Instrument, Interest Rate, Effective Percentage		2.00%	2.00%	2.00%

LONG-TERM BANK LOANS (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Nov. 30, 2004	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008 2008 Loans [Member]	Dec. 31, 2008 2008 Loans [Member] Loans With Israeli Commercial Banks First Principal [Member]	Dec. 31, 2008 2008 Loans [Member] Loans With Israeli Commercial Banks Second Principal [Member]	Dec. 31, 2011 2011 Loans [Member]	Dec. 31, 2011 2011 Loans [Member] Loans With Israeli Commercial Banks First Principal [Member]	Dec. 31, 2011 2011 Loans [Member] Loans With Israeli Commercial Banks Second Principal [Member]
Debt Instrument, Face Amount				$ 30,000	$ 23,000	$ 7,000	$ 23,750	$ 19,850	$ 3,900
Debt Instrument, Interest Rate Terms					LIBOR plus 1.3%-1.5% with respect to $ 23,000 of the principal amount of 2008 Loans	LIBOR plus 0.5%-0.65% with respect to the remaining $ 7,000 of principal amount		interest at LIBOR plus 2.1%-4.35% with respect to $ 19,850 of the principal amount of the 2011 Loans.	0.5% above the interest rate paid on the bank deposit.
Debt Instrument, Frequency of Periodic Payment				20 equal quarterly payments				20 equal quarterly installments	10 equal semiannual payments
Debt Instrument, Maturity Date	Nov 9, 2024			Jul 31, 2013			Sep 30, 2017
Compensating Bank Deposit		13,456	16,450						3,900
Compensating Bank Deposit Included in Short-term Deposit		4,205	7,630
Compensating Bank Deposit Included in Long-term Deposit		$ 9,251	$ 8,820

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 5,375
2014	5,231
2015	4,991
2016	5,179
2017	4,748
Total minimum lease payments *	$ 25,524 [1]

[1]	Minimum payments have been reduced by minimum sublease rental of $ 1,399 due in the future under non-cancelable subleases.

COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 ILS	May 31, 2007 sqft	Dec. 31, 2012 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2011 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2012 Product Manufacturing in Israel [Member] Minimum [Member]	Dec. 31, 2012 Product Manufacturing in Israel [Member] Maximum [Member]	Dec. 31, 2012 Product Manufacturing, Outside of Israel [Member]	Dec. 31, 2012 Product Manufacturing, Outside of Israel [Member] Minimum [Member]	Dec. 31, 2012 Product Manufacturing, Outside of Israel [Member] Maximum [Member]	Dec. 31, 2012 Lease Agreements [Member] USD ($)
Lease Agreement Expiration Period	2017
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 1,399,000
Operating Leases, Rent Expense	5,745,000	5,327,000	4,790,000
Approximate Amount of Lien by Lessor															5,000,000
Rate of Royalties Payable as Percentage on Sales										3.00%	5.00%		4.00%	6.00%
Purchase Obligation	1,174,000
Maximum Amount of Royalties to be Paid Out of Research and Development Grants Received	100.00%											300.00%
Contractual Obligation								29,413,000	24,062,000
Accumulated Royalties	1,810,000	1,475,000
Proceeds from Legal Settlements				3,200,000
Payments for Legal Settlements	20,000
Area of Real Estate Property							145,000
Capital Lease Term					11 years	11 years
Rent and Management Fees					$ 3,700,000	1,400,000

EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Amount of options, Outstanding at beginning of year	3,894,556
Amount of options, Granted	927,376
Amount of options, Exercised	(52,125)
Amount of options, Forfeited	(540,375)
Amount of options, Expired	(452,400)
Amount of options, Outstanding at end of year	3,777,032
Amount of options, Vested and expected to vest	3,569,295
Amount of options, exercisable at end of year	2,098,152
Weighted average exercise price, Outstanding at beginning of year	$ 6.1
Weighted average exercise price, Granted	$ 2.66
Weighted average exercise price, Exercised	$ 1.97
Weighted average exercise price, Forfeited	$ 6.72
Weighted average exercise price, Expired	$ 10.16
Weighted average exercise price, Options outstanding at end of year	$ 4.74
Weighted average exercise price, Vested and expected to vest	$ 4.74
Weighted average exercise price of exercisable options	$ 5.85
Weighted average remaining contractual term, Outstanding at beginning of year (in years)	4 years 2 months 12 days
Weighted average remaining contractual term, Options outstanding at end of year (in years)	4 years
Weighted average remaining contractual term, Vested and expected to vest (in years)	4 years
Weighted average remaining contractual term, Options exercisable at end of year (in years)	2 years 6 months
Aggregate intrinsic value, Outstanding at beginning of year	$ 1,824
Aggregate intrinsic value, Options outstanding at end of year	1,477
Aggregate intrinsic value, Vested and expected to vest	1,396
Aggregate intrinsic value, Options exercisable at end of year	$ 753

EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options outstanding	3,777,032	3,894,556
Weighted average remaining contractual life (in years)	4 years
Weighted average exercise price	$ 4.74	$ 6.1
Options exercisable	2,098,152
Weighted average exercise price of exercisable options	$ 5.85
Range of Exercise Price 0.00-1.10 [Member]
Options outstanding	50,816
Weighted average remaining contractual life (in years)	4 years 6 months 11 days
Weighted average exercise price	$ 0.01
Options exercisable	49,691
Weighted average exercise price of exercisable options	$ 0.01
Range of Exercise Price 1.50-2.51 [Member]
Options outstanding	751,625
Weighted average remaining contractual life (in years)	4 years 4 months 2 days
Weighted average exercise price	$ 2.03
Options exercisable	420,875
Weighted average exercise price of exercisable options	$ 2.09
Range of Exercise Price 2.57-4.00 [Member]
Options outstanding	1,377,885
Weighted average remaining contractual life (in years)	5 years 9 months 14 days
Weighted average exercise price	$ 3.04
Options exercisable	337,649
Weighted average exercise price of exercisable options	$ 3.06
Range of Exercise Price 4.08-6.49 [Member]
Options outstanding	842,956
Weighted average remaining contractual life (in years)	3 years 1 month 28 days
Weighted average exercise price	$ 5.51
Options exercisable	634,812
Weighted average exercise price of exercisable options	$ 5.57
Range of Exercise Price 6.51-9.24 [Member]
Options outstanding	153,750
Weighted average remaining contractual life (in years)	4 years 6 months 7 days
Weighted average exercise price	$ 7.3
Options exercisable	55,125
Weighted average exercise price of exercisable options	$ 7.13
Range of Exercise Price 9.32-14.76 [Member]
Options outstanding	600,000
Weighted average remaining contractual life (in years)	6 months 22 days
Weighted average exercise price	$ 10.7
Options exercisable	600,000
Weighted average exercise price of exercisable options	$ 10.7

EQUITY (Details 2) (Restricted Stock Units (Rsus) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (Rsus) [Member]
Number of shares, Outstanding at beginning of year	264,684
Number of shares, Granted	70,215
Number of shares, Exercised	(120,488)
Number of shares, Forfeited	(32,250)
Number of shares, RSUs outstanding at end of year	182,161
Weighted average grant date fair value, Outstanding at beginning of year	$ 4.89
Weighted average grant date fair value, Granted	$ 2.73
Weighted average grant date fair value, Exercised	$ 4.97
Weighted average grant date fair value, Forfeited	$ 6.1
Weighted average grant date fair value, Outstanding at end of year	$ 3.79

EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Jul. 31, 2007 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 Employee Stock Option Plans [Member]	Dec. 31, 2011 Employee Stock Option Plans [Member]	Dec. 31, 2010 Employee Stock Option Plans [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		4,000,000
Stock Redeemed or Called During Period, Shares	2,759,594	1,204,757
Stock Repurchased, Weighted Average Price Per Share	$ 2.44	$ 3.33
Nonemployee Services, Warrants Grants in Period	4,000	2,500	25,000
Nonemployee Services, Warrants Grants in Period, Weighted Average Exercise Price	$ 3.89	$ 3.57	$ 2.92
Nonemployee Services, Warrants Exercises in Period			5,000
Non Employee Services, Warrants Forfeited	10,000
Warrants Issued to Consultants Outstanding	26,500	32,500
Nonemployee Services, Warrants Exercisable, Number	22,500	17,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						6,500,000	660,979
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					1,761,317
Employees Eligibility, Description					up to 10% of their wages.
Price of Ordinary Shares Purchased					85% of the lower of the fair market value of the ordinary shares on the commencement date of each offering period or on the semi-annual purchase date.
Stock Issued During Period, Shares, Employee Stock Purchase Plans					288,515
Stock Issued During Period, Value, Employee Stock Purchase Plan					$ 1,187
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.35	$ 2.69	$ 1.96				$ 1.35	$ 2.69	$ 1.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value							63	44	2,946
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	2,020
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 29 days
Allocated Share-based Compensation Expense	$ 1,529	$ 2,323	$ 2,088	[1]						$ 435	$ 786	$ 678

[1]	Also includes equity-based compensation that was classified as a liability.

TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	$ (2,555)	$ 5,632	$ 9,277
Foreign	(727)	2,047	1,066
Income (loss) before taxes on income	$ (3,282)	$ 7,679	$ 10,343

TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current taxes	$ 527	$ 890	$ 436
Deferred taxes	14	(652)	(2,321)
Income Tax Expense (Benefit)	541	238	(1,885)
Domestic	283	151	(1,617)
Foreign	258	87	(268)
Income Tax Expense (Benefit)	$ 541	$ 238	$ (1,885)

TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forward	$ 52,035	$ 50,413
Reserves and allowances	7,016	8,283
Net deferred tax assets before valuation allowance	59,051	58,696
Valuation allowance	(53,865)	(53,496)
Deferred Tax Assets	5,186	5,200
Short-term deferred tax asset	1,621	2,600
Long-term deferred tax asset	3,565	2,600
Domestic Tax Authority [Member]
Deferred tax assets:
Short-term deferred tax asset	1,157	1,857
Long-term deferred tax asset	2,547	1,857
Deferred tax asset	3,704	3,714
Foreign Tax Authority [Member]
Deferred tax assets:
Short-term deferred tax asset	463	743
Long-term deferred tax asset	1,019	743
Deferred tax asset	$ 1,482	$ 1,486

TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before taxes, as reported in the consolidated statements of operations	$ (3,282)	$ 7,679	$ 10,343
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	(821)	1,843	2,586
Income tax at rate other than the Israeli statutory tax rate	(55)	275	327
Tax advanaces, withholding tax and non-deductible expenses, including equity based compensation expenses	807	1,373	646
Deferred taxes on losses for which a valuation allowance was provided	369	2,416	(3,855)
Valuation allowance recorded to APIC	386	(266)	181
Utilization of operating losses carry forward	0	(3,233)	(2,846)
Tax adjustment in respect of different tax rates	0	(1,219)	0
Taxes in respect to prior years	(162)	(54)	41
State and Federal taxes	48	93	90
Foreign exchange	89	(901)	760
Other	(120)	(89)	185
Actual tax expense (benefit)	$ 541	$ 238	$ (1,885)

TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Gross unrecognized tax benefits as of January 1, 2012	$ 190
Increase in tax position for current year	8
Gross unrecognized tax benefits as of December 31, 2012	$ 198

TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 7	$ 9	$ 16
Unrecognized Tax Benefits, Excludes Income Tax Penalties and Interest Accrued	196	189
US Subsidiaries [Member]
Operating Loss Carryforwards	84,000
Deferred Tax Assets, Net	1,482
Operating Loss Carryforwards, Expiration Dates	expire between 2020 and 2032
Israeli Taxation [Member]
Income Tax Holiday, Description	The Company's production facilities in Israel have been granted the status of an "Approved Enterprise" in accordance with the Investment Law under four separate investment programs. According to the provisions of such Israeli Investment Law, the Company has been granted the "Alternative Benefit Plan", under which the main benefits are tax exemptions and reduced tax rates.Therefore, the Company's income derived from the Approved Enterprise will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007.
Tax Exempt Income Earned by Approved Enterprise of Company Included in Retained Earnings	540
Operating Loss Carryforwards	25,000
Deferred Tax Assets, Net	3,704
Effective Income Tax Rate, Continuing Operations	25.00%	24.00%	25.00%
Israeli Taxation [Member] | Israeli Subsidiaries [Member]
Operating Loss Carryforwards	$ 67,000

BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator:
Net income (loss) attributed to Audiocodes shareholders	$ (4,177)		$ 7,164		$ 12,126
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	39,125,129		41,437,927		40,559,759
Effect of dilutive securities:
Employee stock options and ESPP	0	[1]	497,170		401,240
Senior convertible notes	0	[1]	0	[1]	0	[1]
Denominator for diluted net earnings per share - adjusted weighted average number of shares	39,125,129		41,935,097		40,960,999

[1]	Antidilutive

FINANCIAL INCOME (EXPENSES), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial expenses:
Interest	$ (900)	$ (346)	$ (318)
Amortization of marketable securities premiums and accretion of discounts, net	(436)	(416)	0
Exchange rate	(4)	(612)	(99)
Other	(201)	(133)	(228)
Other Nonoperating Expense	(1,541)	(1,507)	(645)
Financial income:
Interest and others	1,994	1,930	551
Financial income (expenses), net	$ 453	$ 423	$ (94)

GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Revenues	$ 127,490	$ 155,827	$ 150,040
Long-lived assets	38,571	39,448	41,108
Israel [Member]
Total Revenues	7,773	11,887	19,223
Long-lived assets	19,450	19,364	19,867
Americas [Member]
Total Revenues	66,443	85,630	71,538
Long-lived assets	18,959	19,914	21,128
Europe [Member]
Total Revenues	35,876	36,322	32,566
Long-lived assets	119	125	66
Far East [Member]
Total Revenues	17,398	21,988	26,713
Long-lived assets	$ 43	$ 45	$ 47

GEOGRAPHIC INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customers	$ 127,490	$ 155,827	$ 150,040
Technology [Member]
Revenue from External Customers	24,673	35,017	45,266
Networking [Member]
Revenue from External Customers	$ 102,817	$ 120,810	$ 104,774

DERIVATIVE INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of foreign exchange forward and options collar (cylinder) contracts, Balance sheet Location	Other receivables and prepaid expenses	Other payables and accrued expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 1,303	$ (240)
Gains (losses) recognized in OCI (effective portion), Balance sheet Location	Other comprehensive income	Other comprehensive income
Gains (losses) recognized in OCI (effective portion)	$ 1,543	$ (1,062)	$ 724

DERIVATIVE INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gain (loss) on derivatives recognized in OCI Description	Operating expenses	Operating expenses
Gain (loss) on derivatives recognized in OCI	$ 1,211	$ (205)
Gain (loss) recognized in income on derivatives (effective portion)	$ (332)	$ 857

DERIVATIVE INSTRUMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives Contracts Outstanding	$ 33,600	$ 19,100
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	452	187	200
Net Deferred Gain (Loss) Associated with Cash Flow Hedges Recorded in Other Comprehensive Income	$ 1,303	$ (240)

SUBSEQUENT EVENT (Details Textual) (April 2013 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
April 2013 [Member]
Asset Purchase Agreement	the Company has agreed to acquire substantially all of MailVision's assets for the following consideration: (i) $ 233 to be payable 12 months following the closing date; and (ii) additional earn out payments will be paid to MailVision subject to the achievement of certain levels of net revenues from the sale of MailVision's products during a period of no longer than three years following closing.
Outstanding Loans Waived and Liabilities Assumed Relating to Affiliated Company as Part of Asset Purchase Consideration	$ 1,300